Mortgage Notes Payable (Summary Of Mortgage Notes Payable) (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Weighted average interest rate		4.87%	3.87%
Estates At Millenia [Member]
Basis spread on variable rate		4.75%
Mortgage note payable, maturity date		Dec. 02, 2013
Debt Instrument, Interest Reserve		$ 250,000
Premium prepayment penalty		174,500
Optional extended term		1 year
Loan extension fee		1.00%
Estates At Millenia [Member] | Interest Rate Floor [Member]
Interest rate		5.75%
Westmont Common [Member]
Interest rate		3.84%
Mortgage note payable, maturity date		Jan. 01, 2023
interest only payment period		24 months
Principal prepayment penalty, percentage of principal being repaid		1.00%
The Pointe At Canyon Ridge [Member]
Basis spread on variable rate		4.75%
Interest rate		6.00%	3.07%
Mortgage note payable, maturity date		May 31, 2013
Premium prepayment penalty		330,000
Value used to calculate premium prepayment penalty		1,600,000
Arbors River Oaks [Member]
Interest rate		4.31%
Mortgage note payable, maturity date		Jul. 01, 2015
Principal prepayment penalty, percentage of principal being repaid		1.00%
Lakeshore On The Hill [Member]
Interest rate		4.48%
Mortgage note payable, maturity date		Jan. 01, 2018
interest only payment period		24 months
Principal prepayment penalty, percentage of principal being repaid		1.00%
The Trails Of Signal Mountain [Member]
Interest rate		4.92%
Mortgage note payable, maturity date		Jun. 01, 2018
interest only payment period		24 months
Principal prepayment penalty, percentage of principal being repaid		1.00%
Post Oak [Member]
Basis spread on variable rate		3.18%
Interest rate		3.37%
Mortgage note payable, maturity date		Aug. 01, 2018
interest only payment period		24 months
Interest rate during period		3.39%	3.47%
Principal prepayment penalty, percentage of principal being repaid in the first year		5.00%
Post Oak [Member] | Interest Rate Cap [Member]
Basis spread on variable rate		7.41%
Post Oak [Member] | Minimum [Member]
Term interest rate can be converted		2 years
Post Oak [Member] | Maximum [Member]
Term interest rate can be converted		6 years
Merce Apartments [Member]
Basis spread on variable rate		2.93%
Interest rate		3.18%
Mortgage note payable, maturity date		Nov. 01, 2018
interest only payment period		24 months
Principal prepayment penalty, percentage of principal being repaid		1.00%
Interest rate during period		3.14%	3.18%
Principal prepayment penalty, percentage of principal being repaid in the first year		5.00%
Merce Apartments [Member] | Interest Rate Cap [Member]
Basis spread on variable rate		7.41%
Merce Apartments [Member] | Minimum [Member]
Term interest rate can be converted		2 years
Merce Apartments [Member] | Maximum [Member]
Term interest rate can be converted		6 years
Fox Partners [Member]
Basis spread on variable rate		2.92%
Interest rate		3.19%
Mortgage note payable, maturity date		Jan. 01, 2019
interest only payment period		12 months
Principal prepayment penalty, percentage of principal being repaid		1.00%
Interest rate during period		3.13%	3.19%
Principal prepayment penalty, percentage of principal being repaid in the first year		5.00%
Fox Partners [Member] | Interest Rate Cap [Member]
Basis spread on variable rate		7.41%
Fox Partners [Member] | Minimum [Member]
Term interest rate can be converted		2 years
Fox Partners [Member] | Maximum [Member]
Term interest rate can be converted		6 years
Maitland [Member]
Interest rate		7.00%
Repayment of mortgage loan	300,000	46,649
Interest capitalized		$ 355,000	$ 335,000